Derivative Financial Instruments - Narrative (Details) - Foreign Currency Forward Contracts - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Non-designated Hedges
Derivative [Line Items]
Notional amount	$ 212	$ 283
Hedges | Designated Hedges
Derivative [Line Items]
Notional amount	$ 94	$ 42